UNCOMPLETED CONTRACTS (Tables)	6 Months Ended
Jun. 30, 2022
UNCOMPLETED CONTRACTS (Tables)
Schedule of Deferred costs and estimated earnings
	2022	2021
Deferred costs	$244,300	$-
Estimated earnings
	244,300	-
Add: billings to date	7,311	-
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$251,611	$-